Cash and Cash Equivalents - Additional Information (Detail) In Millions				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Reserve Bank of India RBI INR	Mar. 31, 2010 Reserve Bank of India RBI INR
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents, balance maintained with the RBI to meet the Bank's cash reserve ratio requirement	$ 50.9	2,269.2	103.2	221,028.6	130,480.2
Cash and cash equivalents, description of cash reserve ratio requirement				The cash reserve ratio has to be maintained on an average basis for a two-week period and should not fall below 70% of the required cash reserve ratio on any particular day.